SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-32216) UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 58

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 61

VANGUARD VARIABLE INSURANCE FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

It is proposed that this filing become effective on September 30, 2011, pursuant to Rule (B)(1)(iii) of Rule 485. This Post-Effective Amendment is being made to extend the date of effectiveness for previously filed Post-Effective Amendments (Post-Effective Amendment No. 56 and 57.

September 1, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: VANGUARD VARIABLE INSURANCE FUNDS (THE TRUST)
FILE NO. 33-32216
----------------------------------------------------------------------------------------------------------------------------

Commissioners:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are filing Post-Effective Amendment No. 58 to the Trust’s Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust’s 56th and 57th Post-Effective Amendments. By way of further background:

  Post-Effective Amendment No. 56 was filed under Rule 485(a) on May 23, 2011, to add two new series to the Trust, which will be known as Conservative Allocation Portfolio and Moderate Allocation Portfolio. We requested that Post-Effective Amendment No. 56 become effective on the 75th day after filing.
  Post-Effective Amendment No. 57 was filed under Rule 485(b) on August 5, 2011 and responded to comments of the Commission’s Staff regarding the 485(a) filing, and included a number of immaterial editorial changes. Post-Effective Amendment No. 57 requested a new effective date of September 2, 2011, for both Amendments 56 and 57.

The contents of Post-Effective Amendments No. 56 and 57 are hereby incorporated by reference into this filing, which we propose to become effective on September 30, 2011. Please contact me at (610) 669-1538 with any questions or comments that you have concerning this amendment or the requested effective date. Thank you.

Sincerely,

Judith L Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Mark Cowan, Esq.
U.S. Securities and Exchange Commission

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 1st day of September, 2011.

VANGUARD VARIABLE INSURANCE FUNDS

BY:_________/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	September 1, 2011
Officer
F. William McNabb III
/s/ Emerson U. Fullwood*	Trustee	September 1, 2011
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	September 1, 2011
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	September 1, 2011
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	September 1, 2011
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	September 1, 2011
F. Joseph Loughrey
/s/ André F. Perold*	Trustee	September 1, 2011
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	September 1, 2011
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	September 1, 2011
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	September 1, 2011
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683, Incorporated by Reference.